Principal Accounting Policies - Contingent consideration for acquisition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Principal Accounting Policies
Balance at the beginning of the year	¥ 4,100	$ 562	¥ 4,100
Contingent consideration settled (Note 4)	(3,600)	(493)
Contingent consideration reversed (Note 4)	¥ (500)	$ (69)	0
Balance at the end of the year			¥ 4,100